Share-Based Payments (Tables)	12 Months Ended
Apr. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average Black-Scholes assumptions for stock options granted
The fair value of each stock option is estimated on the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for stock options granted in 2016 and 2015:

	2016	2015
Expected volatility (%)	20.7%	25.0%
Dividend Yield (%)	2.3%	2.2%
Risk-free interest rate (%)	1.9%	1.5%
Expected life of stock option (years)	5.9	5.6

Summary of the Company's stock option activity and related information
The following table is a summary of our stock option activity.

	Number of Stock Options	Weighted-Average Exercise Price
Outstanding at May 1, 2016	1,245,000	$113.29
Cancelled	330,000	113.90
Outstanding at April 30, 2017	915,000	$113.07
Exercisable at April 30, 2017	—	$—

Summary of restricted shares, deferred shares, deferred stock units, and performance units
The following table is a summary of our restricted shares, deferred stock units, and performance units.

	Restricted Shares and Deferred Stock Units	Weighted- Average Grant Date Fair Value	Performance Units	Weighted- Average Conversion Date Fair Value
Outstanding at May 1, 2016	545,742	$99.65	121,936	$132.46
Granted	180,997	133.92	73,701	126.80
Converted	121,936	132.46	(121,936)	132.46
Vested	(243,561)	100.81	—	—
Forfeited	(31,709)	118.97	—	—
Outstanding at April 30, 2017	573,405	$115.88	73,701	$126.80

Weighted-average grant date fair values of the equity awards
The following table summarizes the weighted-average fair values of the equity awards granted.

Year Ended April 30,	Restricted Shares and Deferred Stock Units	Weighted- Average Grant Date Fair Value	Performance Units	Weighted- Average Conversion Date Fair Value
2017	180,997	$133.92	73,701	$126.80
2016	97,922	113.57	121,936	132.46
2015	109,091	104.82	75,848	111.41